Additional Information - Condensed Financial Statements of the Company - Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	¥ 95,982	¥ 188,980	¥ 357,796	¥ 310,876
Term deposits and short term investments	1,049,555	1,309,028
Prepayments and other current assets	32,257	49,363
Total current assets	1,661,651	2,077,003
Non-current assets:
Investments in the subsidiaries	114,389	111,128
Available-for-sale debt investments	304	29,401
Total non-current assets	369,173	328,843
Total assets	2,030,824	2,405,846
Current liabilities:
Taxes payable	183,525	412,776
Accrued expenses and other current liabilities	89,042	123,243
Total current liabilities	664,321	966,979
Total liabilities	765,601	1,016,691
Shareholders’ equity:
Additional paid-in capital	1,636,822	1,629,014
Statutory reserves	99,547	98,482
Accumulated deficits	(411,074)	(300,357)
Accumulated other comprehensive loss	(45,402)	(39,308)
Total shareholders’ equity	1,265,223	1,389,155	¥ 1,663,973	¥ 3,545,015
Total liabilities and shareholders’ equity	2,030,824	2,405,846
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	22,053	22,053
Parent Company
Current assets:
Cash and cash equivalents	10,552	34,027
Term deposits and short term investments	2,503
Amounts due from subsidiaries and VIEs	888,083	835,428
Prepayments and other current assets	3,798	1,117
Total current assets	904,936	870,572
Non-current assets:
Investments in the subsidiaries	641,218	794,149
Available-for-sale debt investments	304	29,401
Total non-current assets	641,522	823,550
Total assets	1,546,458	1,694,122
Current liabilities:
Amounts due to subsidiaries and VIEs	223,087	44,244
Taxes payable		220,794
Accrued expenses and other current liabilities	3,926	1,701
Total current liabilities	227,013	266,739
Total liabilities	227,013	266,739
Shareholders’ equity:
Additional paid-in capital	1,636,822	1,629,014
Statutory reserves	99,547	98,482
Accumulated deficits	(411,074)	(300,357)
Accumulated other comprehensive loss	(45,402)	(39,308)
Total shareholders’ equity	1,319,445	1,427,383
Total liabilities and shareholders’ equity	1,546,458	1,694,122
Parent Company | Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Parent Company | Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053	¥ 22,053